Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0001842295
Registrant Name	Maze Therapeutics, Inc.
Registration File Number	333-293206
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES